Note 9 - Intangible Assets - Components of Intangible Assets (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended	25 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Balance	$ 12,582	$ 12,388
Balance	12,388	10,065	$ 12,582		$ 12,388	$ 12,388
Patents [member]
Statement Line Items [Line Items]
Balance
Balance
Licences [member]
Statement Line Items [Line Items]
Balance	12,582	12,388
Balance	12,388	10,065	12,582		12,388	12,388
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance		24,692		$ 24,608		24,608
Additions						84
Balance	24,692	24,692			24,692	24,692
Gross carrying amount [member] | Patents [member]
Statement Line Items [Line Items]
Balance		362		278		278
Additions						84
Balance	362	362			362	362
Gross carrying amount [member] | Licences [member]
Statement Line Items [Line Items]
Balance		24,330		24,330		24,330
Additions
Balance	24,330	24,330			24,330	24,330
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	12,110	12,304	9,787	7,112	9,787	7,112
Balance	12,304	14,627	12,110	9,787	12,304	12,304
Amortization for the period	194	2,323	2,323	2,336	2,517
Impairment loss				339
Accumulated depreciation, amortisation and impairment [member] | Patents [member]
Statement Line Items [Line Items]
Balance	362	362	362	10	362	10
Balance	362	362	362	362	362	362
Amortization for the period				13
Impairment loss				339
Accumulated depreciation, amortisation and impairment [member] | Licences [member]
Statement Line Items [Line Items]
Balance	11,748	11,942	9,425	7,102	9,425	7,102
Balance	11,942	14,265	11,748	9,425	11,942	$ 11,942
Amortization for the period	$ 194	$ 2,323	$ 2,323	2,323	$ 2,517
Impairment loss